MASSMUTUAL FUNDS
MML Barings Inflation-Protected and Income Fund
MML Barings Core Bond Fund
MML Barings Diversified Bond Fund
MassMutual Small Cap Opportunities Fund
MassMutual Global Fund
Supplement dated July 10, 2026 to the
Statement of Additional Information dated February 1, 2026
This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.
Effective immediately, the following information for Jason T. Marino supplements the information found beginning on page B-58 under the heading Principal Officers in the section titled Management of the Trust:

Jason T. Marino 1295 State Street Springfield, MA 01111-0001 Year of birth: 1978 Officer of the Trust since 2026 Officer of 55 portfolios in fund complex	Vice President of the Trust

Head of Manager Research (since 2026), Investment Director (2011–2026), MML Advisers; Head of Manager Research (since 2026), Investment Director (2011–2026), MassMutual; Vice President (since 2026), MassMutual Select Funds (open-end investment company); Vice President (since 2026), MassMutual Premier Funds (open-end investment company); Vice President (since 2026), MassMutual Advantage Funds (open-end investment company); Vice President (since 2026), MML Series Investment Fund (open-end investment company); Vice President (since 2026), MML Series Investment Fund II (open-end investment company).
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
PREMSAI-26-06

MASSMUTUAL FUNDS
MML Barings Short-Duration Bond Fund
MML Barings High Yield Fund
Supplement dated July 10, 2026 to the
Statement of Additional Information dated February 1, 2026
This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.
Effective immediately, the following information for Jason T. Marino supplements the information found beginning on page B-58 under the heading Principal Officers in the section titled Management of the Trust:

Jason T. Marino 1295 State Street Springfield, MA 01111-0001 Year of birth: 1978 Officer of the Trust since 2026 Officer of 55 portfolios in fund complex	Vice President of the Trust

Head of Manager Research (since 2026), Investment Director (2011–2026), MML Advisers; Head of Manager Research (since 2026), Investment Director (2011–2026), MassMutual; Vice President (since 2026), MassMutual Select Funds (open-end investment company); Vice President (since 2026), MassMutual Premier Funds (open-end investment company); Vice President (since 2026), MassMutual Advantage Funds (open-end investment company); Vice President (since 2026), MML Series Investment Fund (open-end investment company); Vice President (since 2026), MML Series Investment Fund II (open-end investment company).
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SAPREMSAI-26-03